Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions
Related Party Transactions

14    Related Party Transactions

On November 10, 2023, the Company entered into an amended and restated management agreement with Danaos Shipping Company Limited (“the Manager”), extending the term from December 31, 2024 to December 31, 2025. Under this agreement, the Company pays to the Manager the following fees in 2024: (i) an annual management fee of $2.0 million and 100,000 shares of the Company’s common stock, payable annually, (ii) a daily vessel management fee of $475 for vessels on bareboat charter, pro-rated for the number of calendar days the Company owns each vessel, (iii) a daily vessel management fee of $950 for vessels on time charter and voyage charter, pro-rated for the number of calendar days the Company owns each vessel, (iv) a fee of 1.25% on all freight, charter hire, ballast bonus and demurrage for each vessel, (v) a fee of 1.0% based on the contract price of any vessel bought or sold by it on the Company’s behalf, including newbuilding contracts, and (vi) a flat fee of $850 thousand per newbuilding vessel, which is capitalized to the newbuilding cost, for the on premises supervision of any newbuilding contracts by selected engineers and others of its staff.

14    Related Party Transactions (Continued)

Management fees to the Manager amounted to $13.9 million and $10.5 million in the six months ended June 30, 2024 and 2023, respectively, and are presented under “General and administrative expenses” in the condensed consolidated statements of income.

Commissions to the Manager amounted to $5.9 million and $5.7 million in the six months ended June 30, 2024 and 2023, respectively, and are presented under “Voyage expenses” in the condensed consolidated statements of income. Commissions on the contract price of the newly acquired vessels totaling $3.1 million and $0.7 million in the six months ended June 30, 2024 and year ended December 31, 2023, respectively, were capitalized to the cost of newly acquired vessels. Additionally, supervision fees for vessels under construction totaling $2.1 million and $3.0 million were charged by the Manager and capitalized to vessels under construction costs in the six months ended June 30, 2024 and the year ended December 31, 2023, respectively.

The balance “Due from related parties” in the condensed consolidated balance sheets totaling $46.8 million and $51.4 million as of June 30, 2024 and December 31, 2023, respectively, represents advances to the Manager on account of the vessels’ operating and other expenses. Defined benefit obligation for the executive officers amounting to $13.5 million and $13.3 million was presented under “Other long-term liabilities” in the condensed consolidated balance sheets as of June 30, 2024 and December 31, 2023, respectively. The Company recognized prior service cost and periodic cost of this defined benefit executive retirement plan amounting to $0.7 million and $0.9 million in the six months ended June 30, 2024 and June 30, 2023, respectively.

An amount of $0.1 million and nil was due to executive officers and is presented under “Accounts payable” in the condensed consolidated balance sheets as of June 30, 2024 and December 31, 2023, respectively.